STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

January 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - 1.5%
American Axle & Manufacturing Holdings	197,592	[a]	1,608,399
Cooper-Standard Holdings	29,121	[a]	599,601
Dorman Products	50,072	[a]	4,688,241
Gentherm	58,460	[a]	5,108,819
LCI Industries	44,670		5,502,004
Motorcar Parts of America	32,679	[a]	540,184
Patrick Industries	39,703		2,556,873
Standard Motor Products	34,139		1,634,234
Winnebago Industries	58,866	[b]	3,798,034
			26,036,389
Banks - 13.4%
Allegiance Bancshares	32,878		1,447,618
Ameris Bancorp	116,028		5,721,341
Axos Financial	94,202	[a]	4,851,403
Banc of California	95,315		1,841,486
BancFirst	33,001		2,473,425
BankUnited	156,192		6,521,016
Banner	60,173		3,737,345
Berkshire Hills Bancorp	86,072		2,546,870
Brookline Bancorp	135,146		2,310,997
Capitol Federal Financial	226,919		2,525,608
Central Pacific Financial	49,158		1,430,498
City Holding	26,866		2,154,922
Columbia Banking System	136,154		4,734,075
Community Bank System	94,625		6,758,117
Customers Bancorp	52,126	[a]	3,038,946
CVB Financial	223,881		4,932,098
Dime Community Bancshares	57,987		2,027,226
Eagle Bancorp	56,494		3,387,945
FB Financial	63,577		2,830,448
First Bancorp	362,992		5,281,534
First Bancorp	60,585		2,660,287
First Commonwealth Financial	166,593		2,758,780
First Financial Bancorp	165,710		4,177,549
First Hawaiian	226,631		6,424,989
First Midwest Bancorp	202,397		4,203,786
Flagstar Bancorp	93,004		4,208,431
Hanmi Financial	53,131		1,428,161
Heritage Financial	61,333		1,487,939

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Banks - 13.4% (continued)
Hilltop Holdings	106,965		3,533,054
HomeStreet	36,579		1,783,226
Hope Bancorp	211,468		3,542,089
Independent Bank	83,259		7,022,897
Independent Bank Group	64,962		4,931,915
Investors Bancorp	397,719		6,490,774
Lakeland Financial	44,508	[b]	3,557,524
Meta Financial Group	55,438		3,296,343
Mr. Cooper Group	132,164	[a]	5,306,385
National Bank Holdings, Cl. A	52,737		2,394,260
NBT Bancorp	75,746		2,929,855
NMI Holdings, Cl. A	150,707	[a]	3,728,491
Northfield Bancorp	78,282		1,233,724
Northwest Bancshares	222,364	[b]	3,137,556
OFG Bancorp	86,749		2,400,345
Old National Bancorp	291,716		5,347,154
Pacific Premier Bancorp	165,999		6,349,462
Park National	25,295		3,426,461
Preferred Bank	23,792		1,857,204
Provident Financial Services	135,864		3,283,833
Renasant	98,076		3,607,235
S&T Bancorp	68,787		2,119,327
Seacoast Banking Corp. of Florida	102,653		3,746,834
ServisFirst Bancshares	85,669	[b]	7,270,728
Simmons First National, Cl. A	202,020		5,777,772
Southside Bancshares	56,783		2,379,208
The Bancorp	101,325	[a]	3,021,511
Tompkins Financial	20,640		1,642,118
Triumph Bancorp	41,549	[a]	3,634,707
TrustCo Bank	33,294		1,128,667
Trustmark	110,491		3,599,797
United Community Bank	183,631		6,498,701
Veritex Holdings	86,153		3,459,043
Walker & Dunlop	51,855		6,866,121
Westamerica Bancorporation	47,328		2,748,810
WSFS Financial	115,894	[b]	6,070,528
			237,026,499
Capital Goods - 10.4%
AAON	73,098		4,696,546
AAR	59,229	[a]	2,385,152
Aerojet Rocketdyne Holdings	131,711	[a]	5,082,727
AeroVironment	40,455	[a]	2,302,699
Alamo Group	17,387		2,448,959
Albany International, Cl. A	57,130		4,782,352

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Capital Goods - 10.4% (continued)
American Woodmark	28,851	[a]	1,729,040
Apogee Enterprises	45,107		2,014,028
Applied Industrial Technologies	67,599		6,623,350
Arcosa	84,731		3,953,548
Astec Industries	39,969		2,529,638
AZZ	43,432		2,066,495
Barnes Group	81,943		3,701,365
Boise Cascade	69,137		4,854,800
Chart Industries	62,670	[a,b]	7,637,593
CIRCOR International	36,830	[a]	1,022,769
Comfort Systems USA	63,407		5,692,680
DXP Enterprises	29,507	[a]	842,425
Encore Wire	35,636		4,015,821
Enerpac Tool Group	106,011	[a]	1,892,296
EnPro Industries	36,250		3,806,975
ESCO Technologies	45,733		3,648,579
Federal Signal	108,390		4,229,378
Franklin Electric	68,396		5,936,773
Gibraltar Industries	57,494	[a]	3,150,671
GMS	75,910	[a]	3,885,074
Granite Construction	79,856	[b]	2,873,219
Griffon	83,455		1,868,557
Hillenbrand	128,836		5,988,297
Insteel Industries	33,558		1,269,499
John Bean Technologies	55,889		7,545,015
Kaman	49,418		1,975,237
Lindsay	19,190		2,422,738
Meritor	123,875	[a]	2,855,319
Moog, Cl. A	51,505		3,926,741
Mueller Industries	100,926		5,213,837
MYR Group	29,618	[a]	2,784,981
National Presto Industries	8,704	[a]	715,904
NOW	192,877	[a]	1,714,677
NV5 Global	20,837	[a]	2,179,342
Park Aerospace	35,491		480,193
PGT Innovations	104,728	[a]	1,988,785
Powell Industries	15,895		474,625
Proto Labs	48,668	[a]	2,442,160
Quanex Building Products	57,787		1,259,179
Resideo Technologies	254,018	[a]	6,294,566
SPX	79,895	[a]	4,168,921
SPX FLOW	73,839	[a]	6,364,922
Standex International	21,240		2,110,194
Tennant	32,838		2,534,108

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Capital Goods - 10.4% (continued)
The Greenbrier Companies	57,054	[b]	2,302,699
Titan International	89,579	[a]	873,395
Triumph Group	114,776	[a]	2,091,219
UFP Industries	108,879		8,695,077
Veritiv	24,622	[a]	2,291,816
Wabash National	86,371		1,694,599
			184,331,554
Commercial & Professional Services - 3.6%
ABM Industries	118,297		4,931,802
Brady, Cl. A	85,340		4,430,853
CoreCivic	211,083	[a]	2,134,049
Deluxe	75,969		2,286,667
Exponent	91,681		8,707,861
Forrester Research	19,419	[a]	1,068,433
Harsco	138,823	[a]	2,179,521
Healthcare Services Group	130,462		2,373,104
Heidrick & Struggles International	34,993		1,531,644
HNI	77,519		3,251,147
Interface	103,895		1,377,648
KAR Auction Services	213,146	[a]	3,030,936
Kelly Services, Cl. A	62,067		1,060,104
Korn Ferry	95,892		6,365,311
ManTech International, Cl. A	48,490		3,502,918
Matthews International, Cl. A	56,176		1,972,901
Pitney Bowes	288,855		1,779,347
Resources Connection	56,919		992,098
The GEO Group	214,765	[a,b,c]	1,445,368
TrueBlue	61,318	[a]	1,631,059
U.S. Ecology	55,236	[a]	1,578,645
UniFirst	26,781		5,090,800
Viad	35,107	[a]	1,322,481
			64,044,697
Consumer Durables & Apparel - 3.8%
Cavco Industries	15,015	[a]	4,045,642
Century Communities	52,268		3,441,848
Ethan Allen Interiors	38,946		981,829
Fossil Group	81,868	[a]	907,916
G-III Apparel Group	78,075	[a]	2,121,298
Installed Building Products	41,312		4,576,956
iRobot	47,427	[a]	3,107,417
Kontoor Brands	83,695		4,125,327
La-Z-Boy	77,977		2,862,536
LGI Homes	37,471	[a]	4,665,514
M.D.C. Holdings	99,699		5,053,742

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Consumer Durables & Apparel - 3.8% (continued)
M/I Homes	50,972	[a]	2,701,006
Meritage Homes	65,641	[a]	6,697,351
Movado Group	29,135		1,080,034
Oxford Industries	27,940		2,301,977
Steven Madden	134,603		5,537,567
Sturm Ruger & Co.	30,958		2,081,306
Tupperware Brands	84,827	[a]	1,308,032
Unifi	23,631	[a]	449,225
Universal Electronics	23,704	[a]	841,255
Vera Bradley	44,186	[a]	361,883
Vista Outdoor	100,540	[a]	3,878,833
Wolverine World Wide	144,500		3,827,805
			66,956,299
Consumer Services - 1.8%
Adtalem Global Education	86,688	[a]	2,550,361
American Public Education	31,067	[a]	664,523
BJ's Restaurants	41,933	[a]	1,261,764
Bloomin‘ Brands	142,616	[a]	2,899,383
Brinker International	79,782	[a]	2,649,560
Chuy's Holdings	34,305	[a]	864,829
Dave & Buster's Entertainment	67,324	[a]	2,409,526
Dine Brands Global	30,287		2,054,973
El Pollo Loco Holdings	34,829	[a]	464,619
Fiesta Restaurant Group	29,665	[a]	280,928
Monarch Casino & Resort	23,492	[a]	1,454,155
Perdoceo Education	124,003	[a]	1,366,513
Red Robin Gourmet Burgers	27,172	[a]	400,787
Ruth's Hospitality Group	53,577		1,073,147
Shake Shack, Cl. A	68,859	[a]	4,549,514
Strategic Education	39,485		2,355,675
The Cheesecake Factory	85,356	[a]	3,045,502
WW International	95,537	[a]	1,203,766
			31,549,525
Diversified Financials - 3.3%
Apollo Commercial Real Estate Finance	230,610	[c]	3,147,826
ARMOUR Residential REIT	155,229	[b,c]	1,456,048
B. Riley Financial	28,092		1,729,624
Blucora	85,711	[a]	1,390,232
Brightsphere Investment Group	62,672		1,352,462
Donnelley Financial Solutions	51,912	[a]	1,932,165
Ellington Financial	97,667	[b,c]	1,735,543
Encore Capital Group	43,397	[a]	2,799,106
Enova International	64,075	[a]	2,580,941
EZCORP, Cl. A	94,987	[a]	567,072

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Diversified Financials - 3.3% (continued)
Franklin BSP Realty Trust	74,773	[c]	1,007,192
Granite Point Mortgage Trust	93,552	[c]	1,131,979
Green Dot, Cl. A	96,204	[a]	3,050,629
Greenhill & Co.	25,249		421,153
Invesco Mortgage Capital	558,249	[c]	1,496,107
KKR Real Estate Finance Trust	78,729	[c]	1,680,077
LendingTree	20,176	[a]	2,458,244
New York Mortgage Trust	665,875	[c]	2,497,031
PennyMac Mortgage Investment Trust	170,664	[b,c]	3,041,232
Piper Sandler	24,802		3,824,964
PRA Group	76,728	[a]	3,567,852
Ready Capital	104,000	[c]	1,480,960
Redwood Trust	204,395	[c]	2,520,190
StoneX Group	29,564	[a]	1,939,694
Two Harbors Investment	608,648	[b,c]	3,499,726
Virtus Investment Partners	12,547		3,283,299
WisdomTree Investments	195,398	[b]	1,096,183
World Acceptance	7,330	[a]	1,385,223
			58,072,754
Energy - 5.6%
Archrock	235,554		1,988,076
Bristow Group	40,884	[a]	1,343,039
Callon Petroleum	83,518	[a,b]	4,129,130
Civitas Resources	126,965	[b]	6,919,592
CONSOL Energy	56,191	[a]	1,221,592
Core Laboratories	80,228		2,139,681
DMC Global	32,613	[a]	1,315,608
Dorian LPG	52,417		623,238
Dril-Quip	62,655	[a]	1,584,545
Green Plains	94,253	[a,b]	2,878,487
Helix Energy Solutions Group	249,531	[a]	880,844
Helmerich & Payne	189,875		5,449,412
Laredo Petroleum	25,665	[a]	1,723,661
Matador Resources	194,043	[b]	8,687,305
Nabors Industries	13,534	[a]	1,400,904
Oceaneering International	173,431	[a]	2,259,806
Oil States International	109,380	[a]	685,813
Par Pacific Holdings	80,603	[a]	1,136,502
Patterson-UTI Energy	378,446		3,769,322
PBF Energy, Cl. A	170,830	[a]	2,705,947
PDC Energy	171,322		10,154,255
ProPetro Holding	149,117	[a]	1,567,220
Range Resources	439,458	[a]	8,459,566
Ranger Oil, Cl. A	37,721	[a]	1,169,728

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 5.6% (continued)
Renewable Energy Group	88,442	[a]	3,560,675
REX American Resources	9,425	[a]	908,853
RPC	118,657	[a]	701,263
SM Energy	213,709	[a]	7,011,792
Southwestern Energy	1,785,648	[a]	7,856,851
Talos Energy	70,943	[a]	754,834
U.S. Silica Holdings	127,684	[a]	1,219,382
World Fuel Services	110,128		3,106,711
			99,313,634
Food & Staples Retailing - .7%
PriceSmart	41,965	[a]	2,996,721
SpartanNash	63,778		1,567,025
The Andersons	54,111		2,061,629
The Chefs' Warehouse	58,072	[a]	1,732,868
United Natural Foods	99,159	[a]	3,845,386
			12,203,629
Food, Beverage & Tobacco - 2.6%
B&G Foods	113,636	[b]	3,534,080
Calavo Growers	31,446		1,302,179
Cal-Maine Foods	65,689		2,561,871
Celsius Holdings	67,127	[a]	3,203,972
Coca-Cola Consolidated	8,166		4,679,118
Fresh Del Monte Produce	57,530		1,601,060
Hostess Brands	242,712	[a]	4,980,450
J&J Snack Foods	26,332		3,994,301
John B. Sanfilippo & Son	15,839	[a]	1,252,865
MGP Ingredients	22,272	[b]	1,685,100
National Beverage	40,727		1,819,275
Seneca Foods, Cl. A	10,494	[a]	490,595
The Simply Good Foods Company	148,825	[a]	5,243,105
Tootsie Roll Industries	30,498	[b]	1,035,407
TreeHouse Foods	98,141	[a]	3,801,001
Universal	43,872		2,387,953
Vector Group	230,231		2,557,866
			46,130,198
Health Care Equipment & Services - 7.5%
Addus HomeCare	27,945	[a]	2,230,849
Allscripts Healthcare Solutions	215,641	[a,b]	4,360,261
AMN Healthcare Services	83,171	[a]	8,428,549
AngioDynamics	67,997	[a]	1,470,775
Apollo Medical Holdings	66,455	[a,b]	3,421,103
Avanos Medical	83,967	[a]	2,540,841
BioLife Solutions	51,314	[a]	1,531,210
Cardiovascular Systems	70,172	[a]	1,232,922

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Health Care Equipment & Services - 7.5% (continued)
Community Health Systems	218,411	[a]	2,771,636
Computer Programs & Systems	25,390	[a]	719,045
CONMED	51,454		7,079,041
CorVel	16,494	[a]	2,904,923
Covetrus	181,622	[a]	3,281,910
Cross Country Healthcare	62,822	[a]	1,351,301
CryoLife	68,299	[a]	1,215,722
Cutera	28,410	[a,b]	1,034,408
Fulgent Genetics	34,341	[a,b]	2,193,360
Glaukos	82,154	[a]	4,373,879
Hanger	63,823	[a]	1,157,111
HealthStream	44,455	[a]	1,082,479
Heska	18,993	[a]	2,613,057
Inogen	36,143	[a]	1,074,531
Integer Holdings	58,139	[a]	4,558,679
Lantheus Holdings	118,286	[a]	3,005,647
LeMaitre Vascular	33,735	[b]	1,427,328
MEDNAX	152,095	[a]	3,718,723
Meridian Bioscience	75,700	[a]	1,578,345
Merit Medical Systems	89,394	[a]	4,956,897
Mesa Laboratories	9,178	[b]	2,609,581
ModivCare	21,675	[a]	2,512,783
Natus Medical	60,367	[a]	1,390,856
NextGen Healthcare	101,763	[a]	1,965,044
Omnicell	77,309	[a]	11,607,173
OptimizeRx	30,956	[a]	1,390,853
OraSure Technologies	125,179	[a]	1,107,834
Orthofix Medical	34,181	[a]	1,039,102
Owens & Minor	133,083		5,601,463
RadNet	77,761	[a]	2,002,346
Select Medical Holdings	186,441		4,331,024
Simulations Plus	28,210	[b]	1,199,489
SurModics	24,868	[a]	1,135,970
Tabula Rasa HealthCare	40,931	[a,b]	441,645
Tactile Systems Technology	35,766	[a]	564,030
The Ensign Group	92,772		6,997,792
The Joint	25,684	[a]	1,387,963
The Pennant Group	47,140	[a]	783,467
Tivity Health	77,456	[a]	1,970,481
U.S. Physical Therapy	22,600		2,187,002
Varex Imaging	68,672	[a]	1,792,339
Zynex	35,348	[b]	279,956
			131,612,725

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Household & Personal Products - 1.4%
Central Garden & Pet	16,608	[a]	770,445
Central Garden & Pet, Cl. A	70,581	[a]	3,058,275
e.l.f. Beauty	85,271	[a]	2,520,611
Edgewell Personal Care	95,641		4,380,358
Inter Parfums	31,044		3,072,425
Medifast	20,436		4,060,838
USANA Health Sciences	20,351	[a]	1,945,149
WD-40	24,118	[b]	5,360,467
			25,168,568
Insurance - 2.7%
Ambac Financial Group	83,357	[a]	1,181,169
American Equity Investment Life Holding	144,856		5,959,376
AMERISAFE	33,697		1,769,766
Assured Guaranty	122,810		6,544,545
eHealth	41,280	[a]	901,968
Employers Holdings	49,864		1,949,682
Genworth Financial, Cl. A	898,035	[a]	3,502,336
HCI Group	14,227		965,586
Horace Mann Educators	72,908		2,771,233
James River Group Holdings	66,465		1,882,289
Palomar Holdings	42,702	[a]	2,252,531
ProAssurance	93,812		2,247,736
Safety Insurance Group	25,400		2,091,182
Selectquote	217,599	[a]	1,608,057
SiriusPoint	154,662	[a]	1,309,987
Stewart Information Services	47,427		3,387,711
Trupanion	60,267	[a]	5,740,432
United Fire Group	39,052		973,957
Universal Insurance Holdings	48,409		834,571
			47,874,114
Materials - 5.4%
AdvanSix	49,285		2,074,406
Allegheny Technologies	225,090	[a,b]	4,116,896
American Vanguard	48,050		728,919
Arconic	187,342	[a]	5,794,488
Balchem	56,970		8,371,172
Carpenter Technology	85,769		2,463,286
Century Aluminum	88,937	[a]	1,364,294
Clearwater Paper	29,323	[a]	927,193
Compass Minerals International	59,589		3,182,053
Ferro	145,568	[a]	3,173,382
FutureFuel	47,831		373,082
GCP Applied Technologies	95,380	[a]	3,042,622

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Materials - 5.4% (continued)
Glatfelter	77,387		1,343,438
H.B. Fuller	92,451		6,635,208
Hawkins	32,589		1,216,221
Haynes International	21,763		818,724
Innospec	43,631		4,055,938
Kaiser Aluminum	27,854		2,667,021
Koppers Holdings	37,532	[a]	1,121,456
Kraton	56,524	[a]	2,621,583
Livent	283,513	[a]	6,523,634
Materion	35,958		2,979,120
Mercer International	71,005		862,711
Myers Industries	64,422		1,164,106
Neenah	28,674		1,321,871
O-I Glass	275,905	[a]	3,672,296
Olympic Steel	17,411		370,680
Quaker Chemical	23,611	[b]	4,938,713
Rayonier Advanced Materials	115,682	[a]	720,699
Schweitzer-Mauduit International	55,197		1,670,813
Stepan	37,372		4,116,900
SunCoke Energy	143,672		984,153
Sylvamo	61,257	[a]	1,824,846
TimkenSteel	72,057	[a,b]	1,010,960
Tredegar	46,438		545,647
Trinseo	68,326		3,658,174
Warrior Met Coal	89,827		2,353,467
			94,810,172
Media & Entertainment - 1.1%
AMC Networks, Cl. A	50,970	[a]	2,172,851
Cars.com	115,425	[a,b]	1,798,322
Cinemark Holdings	188,450	[a,b]	2,845,595
Gannett	248,875	[a]	1,209,533
Loyalty Ventures	35,559	[a]	1,042,234
QuinStreet	89,495	[a]	1,439,975
Scholastic	53,049		2,176,070
TechTarget	45,633	[a]	3,784,801
The E.W. Scripps Company, Cl. A	99,734	[a]	2,044,547
The Marcus	37,435	[a,b]	630,780
Thryv Holdings	30,259	[a]	981,299
			20,126,007
Pharmaceuticals Biotechnology & Life Sciences - 4.0%
Amphastar Pharmaceuticals	65,302	[a]	1,507,823
ANI Pharmaceuticals	19,394	[a]	783,906
Anika Therapeutics	24,784	[a]	788,131
Avid Bioservices	107,917	[a]	2,036,394

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.0% (continued)
Cara Therapeutics	73,710	[a]	853,562
Coherus Biosciences	114,517	[a]	1,415,430
Collegium Pharmaceutical	62,503	[a]	1,115,679
Corcept Therapeutics	165,697	[a,b]	3,110,133
Cytokinetics	147,575	[a,b]	4,898,014
Eagle Pharmaceuticals	19,685	[a]	904,329
Emergent BioSolutions	84,045	[a]	3,933,306
Enanta Pharmaceuticals	32,168	[a]	1,911,423
Endo International	409,580	[a]	1,306,560
Harmony Biosciences Holdings	39,969	[a]	1,433,288
Innoviva	109,602	[a]	1,756,920
iTeos Therapeutics	35,278	[a]	1,291,880
Ligand Pharmaceuticals	29,401	[a,b]	3,664,247
Myriad Genetics	140,489	[a]	3,693,456
Nektar Therapeutics	324,691	[a]	3,610,564
NeoGenomics	216,351	[a,b]	4,876,552
Organogenesis Holdings	114,119	[a]	877,575
Pacira Biosciences	78,366	[a]	4,919,034
Phibro Animal Health, Cl. A	36,691		708,136
Prestige Consumer Healthcare	88,268	[a]	4,982,729
REGENXBIO	66,574	[a]	1,757,554
Spectrum Pharmaceuticals	288,468	[a]	202,303
Supernus Pharmaceuticals	93,561	[a]	2,886,357
uniQure	64,445	[a]	1,163,232
Vanda Pharmaceuticals	98,014	[a]	1,485,892
Vericel	81,848	[a,b]	2,912,152
Xencor	102,749	[a]	3,531,483
			70,318,044
Real Estate - 7.8%
Acadia Realty Trust	155,617	[c]	3,079,660
Agree Realty	122,764	[c]	8,026,310
Alexander & Baldwin	127,602	[c]	2,928,466
American Assets Trust	92,558	[c]	3,329,311
Armada Hoffler Properties	109,939	[c]	1,542,444
Brandywine Realty Trust	301,062	[c]	3,871,657
CareTrust REIT	170,897	[c]	3,624,725
Centerspace	24,996	[c]	2,384,118
Chatham Lodging Trust	84,963	[a,c]	1,127,459
Community Healthcare Trust	41,098	[c]	1,863,383
DiamondRock Hospitality	370,543	[a,c]	3,464,577
Diversified Healthcare Trust	421,239	[c]	1,284,779
Douglas Elliman	115,115	[a]	893,292
Easterly Government Properties	151,167	[c]	3,169,972

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Real Estate - 7.8% (continued)
Essential Properties Realty Trust	213,885	[c]	5,678,647
Four Corners Property Trust	136,087	[c]	3,683,875
Franklin Street Properties	170,009	[c]	943,550
Getty Realty	69,591	[c]	2,064,765
Global Net Lease	181,037	[c]	2,596,071
Hersha Hospitality Trust	60,766	[a,c]	548,109
Independence Realty Trust	185,244	[c]	4,258,760
Industrial Logistics Properties Trust	114,189	[c]	2,618,354
Innovative Industrial Properties	42,096	[c]	8,343,006
iStar	122,082	[b,c]	2,621,101
Lexington Realty Trust	497,559	[b,c]	7,408,654
LTC Properties	69,050	[b,c]	2,490,634
Marcus & Millichap	43,904	[a]	2,055,146
NexPoint Residential Trust	39,983	[c]	3,170,652
Office Properties Income Trust	84,924	[c]	2,163,864
Orion Office REIT	95,238	[a,c]	1,584,760
RE/MAX Holdings, Cl. A	32,034		953,332
Realogy Holdings	206,173	[a]	3,401,854
Retail Opportunity Investments	213,467	[c]	3,955,544
RPT Realty	146,272	[c]	1,845,953
Safehold	25,253	[b,c]	1,563,161
Saul Centers	23,386	[c]	1,154,801
Service Properties Trust	291,254	[c]	2,490,222
SITE Centers	315,856	[c]	4,677,827
Summit Hotel Properties	188,046	[a,c]	1,771,393
Tanger Factory Outlet Centers	182,373	[b,c]	3,102,165
The St. Joe Company	58,768		2,850,836
Uniti Group	415,319	[b,c]	5,008,747
Universal Health Realty Income Trust	22,573	[c]	1,316,006
Urstadt Biddle Properties, Cl. A	51,932	[c]	1,022,541
Veris Residential	141,022	[a,c]	2,326,863
Washington Real Estate Investment Trust	148,900	[c]	3,665,918
Whitestone REIT	82,371	[c]	841,008
Xenia Hotels & Resorts	200,928	[a,c]	3,484,092
			138,252,364
Retailing - 4.6%
Abercrombie & Fitch, Cl. A	103,943	[a,b]	4,053,777
America's Car-Mart	10,792	[a]	1,024,377
Asbury Automotive Group	40,703	[a]	6,551,962
Barnes & Noble Education	61,878	[a]	372,506
Bed Bath & Beyond	177,453	[a,b]	2,881,837
Big Lots	57,093	[b]	2,392,768
Boot Barn Holdings	52,091	[a]	4,790,809

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Retailing - 4.6% (continued)
Caleres	66,536		1,595,533
Chico's FAS	213,254	[a]	1,004,426
Conn's	33,221	[a,b]	806,274
Designer Brands, Cl. A	106,971	[a]	1,408,808
Genesco	24,728	[a]	1,590,752
Group 1 Automotive	31,910	[b]	5,418,637
Guess?	69,898	[b]	1,609,052
Haverty Furniture	26,342		777,616
Hibbett	26,481		1,632,554
Liquidity Services	47,806	[a]	909,748
Ll Flooring Holdings	50,337	[a]	726,866
MarineMax	38,916	[a]	1,831,387
Monro	58,809		2,924,572
PetMed Express	37,539	[b]	969,632
Rent-A-Center	106,359	[b]	4,483,032
Sally Beauty Holdings	197,675	[a]	3,394,080
Shoe Carnival	31,629		1,080,447
Shutterstock	41,208		3,995,940
Signet Jewelers	93,127	[b]	8,021,029
Sleep Number	39,802	[a]	2,845,843
Sonic Automotive, Cl. A	36,645		1,869,261
The Aaron's Company	56,662		1,199,535
The Buckle	51,581		1,941,509
The Cato, Cl. A	35,718		590,061
The Children's Place	24,375	[a]	1,724,531
The ODP	80,752	[a]	3,571,661
Zumiez	38,100	[a]	1,712,595
			81,703,417
Semiconductors & Semiconductor Equipment - 3.5%
Axcelis Technologies	58,519	[a]	3,663,875
CEVA	40,418	[a]	1,522,546
Cohu	85,657	[a]	2,824,968
Diodes	79,200	[a]	7,348,968
FormFactor	137,589	[a]	5,880,554
Ichor Holdings	49,829	[a]	2,113,746
Kulicke & Soffa Industries	109,407		5,983,469
MaxLinear	124,158	[a]	7,451,963
Onto Innovation	86,695	[a]	7,936,060
PDF Solutions	52,698	[a]	1,566,712
Photronics	109,485	[a]	1,957,592
Rambus	192,406	[a]	4,858,251
SMART Global Holdings	40,534	[a,b]	2,325,030
Ultra Clean Holdings	78,992	[a]	3,982,777

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Semiconductors & Semiconductor Equipment - 3.5% (continued)
Veeco Instruments	88,013	[a,b]	2,419,477
			61,835,988
Software & Services - 4.2%
8x8	200,472	[a]	3,077,245
Agilysys	33,363	[a]	1,269,796
Alarm.com Holdings	81,355	[a]	6,066,642
Bottomline Technologies	67,857	[a]	3,826,456
Consensus Cloud Solutions	28,015	[a]	1,588,451
CSG Systems International	57,893		3,286,586
Ebix	41,557	[b]	1,262,917
EVERTEC	105,092	[a]	4,586,215
ExlService Holdings	58,590	[a]	7,061,267
InterDigital	53,576		3,698,351
LivePerson	115,309	[a]	3,444,280
OneSpan	60,756	[a]	975,741
Perficient	57,819	[a]	6,060,588
Progress Software	77,133		3,510,323
SPS Commerce	63,268	[a]	7,835,742
TTEC Holdings	32,129	[a]	2,573,212
Unisys	117,768	[a]	2,149,266
Vonage Holdings	444,177	[a]	9,256,649
Xperi Holding	185,204		3,124,391
			74,654,118
Technology Hardware & Equipment - 5.5%
3D Systems	224,713	[a,b]	4,022,363
ADTRAN	85,503		1,642,513
Advanced Energy Industries	66,479		5,729,160
Arlo Technologies	150,623	[a]	1,308,914
Badger Meter	51,459		5,206,107
Benchmark Electronics	62,706		1,513,723
CalAmp	62,620	[a]	371,963
Comtech Telecommunications	47,546		966,610
CTS	57,545		1,930,635
Diebold Nixdorf	123,972	[a]	1,157,898
Digi International	60,430	[a]	1,350,006
ePlus	47,394	[a]	2,178,702
Extreme Networks	228,496	[a]	2,899,614
Fabrinet	65,126	[a]	7,369,658
FARO Technologies	31,993	[a]	1,737,540
Harmonic	179,155	[a]	1,927,708
Insight Enterprises	61,563	[a]	5,796,156
Itron	79,830	[a]	4,949,460
Knowles	162,462	[a]	3,445,819

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Technology Hardware & Equipment - 5.5% (continued)
Methode Electronics	67,465		2,970,484
NETGEAR	50,859	[a]	1,407,269
NETSCOUT Systems	129,968	[a]	4,100,490
OSI Systems	29,389	[a]	2,437,524
PC Connection	18,975		822,566
Plantronics	74,650	[a]	1,989,423
Plexus	49,690	[a]	3,851,969
Rogers	32,952	[a]	8,994,248
Sanmina	113,258	[a]	4,283,418
ScanSource	44,799	[a]	1,396,833
TTM Technologies	184,768	[a]	2,486,977
Viavi Solutions	418,160	[a]	6,882,914
			97,128,664
Telecommunication Services - .7%
ATN International	19,732		782,966
Cogent Communications Holdings	74,875		4,762,799
Consolidated Communications Holdings	124,900	[a]	898,031
Shenandoah Telecommunication	87,912		2,001,756
Telephone & Data Systems	173,201		3,429,380
			11,874,932
Transportation - 2.1%
Allegiant Travel	26,731	[a]	4,775,760
ArcBest	44,982		3,978,208
Atlas Air Worldwide Holdings	47,399	[a]	3,807,562
Forward Air	47,247		5,022,356
Hawaiian Holdings	90,079	[a]	1,540,351
Heartland Express	80,290		1,201,138
Hub Group, Cl. A	59,760	[a]	4,525,027
Marten Transport	106,875		1,783,744
Matson	73,947		7,221,664
SkyWest	89,199	[a]	3,402,942
			37,258,752
Utilities - 1.9%
American States Water	64,981		5,993,198
Avista	124,502		5,535,359
California Water Service Group	92,553		5,746,616
Chesapeake Utilities	30,971		4,218,560
Middlesex Water	30,926		3,130,948
Northwest Natural Holding	53,716		2,542,915
South Jersey Industries	196,704		4,921,534
Unitil	28,020		1,315,259
			33,404,389
Total Common Stocks (cost $1,071,463,739)			1,751,687,432

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares Core S&P Small-Cap ETF (cost $6,498,828)		60,908		6,471,475
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,639,336)	0.09	7,639,335	[d]	7,639,336

Investment of Cash Collateral for Securities Loaned - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $33,360,379)	0.09	33,360,379	[d]	33,360,379
Total Investments (cost $1,118,962,282)		101.8%		1,799,158,622
Liabilities, Less Cash and Receivables		(1.8%)		(31,844,867)
Net Assets		100.0%		1,767,313,755

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $83,790,024 and the value of the collateral was $83,846,102, consisting of cash collateral of $33,360,379 and U.S. Government & Agency securities valued at $50,485,723. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Smallcap Stock Index Fund

January 31, 2022 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	91	3/18/2022	9,717,614	9,211,020	(506,594)
Gross Unrealized Depreciation				(506,594)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,751,687,432	-	-	1,751,687,432
Exchange-Traded Funds	6,471,475	-	-	6,471,475
Investment Companies	40,999,715	-	-	40,999,715
Liabilities ($)
Other Financial Instruments:
Futures††	(506,594)	-	-	(506,594)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2022, accumulated net unrealized appreciation on investments was $680,196,340, consisting of $776,590,034 gross unrealized appreciation and $96,393,694 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.